Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Composition of Share Capital	COMPOSITION OF SHARE CAPITAL:
	December 31, 2024
	Authorized	Issued and outstanding
	Number of shares
Shares with no par value: (1)
Common shares(2)	118,974,950	23,158,669
Preferred A shares(2)	6,628,780	5,179,092
Preferred B shares(2)	11,183,870	9,596,431
Preferred C shares(2)	6,993,630	6,757,394
Preferred C-2 shares(2)	6,841,704	6,761,964
Preferred D shares(2)	9,181,876	7,938,352
Preferred E shares(2)	14,594,856	9,729,992
Preferred F shares(2)	6,633,296	6,354,296
	181,032,962	75,476,190

	December 31, 2025
	Authorized	Issued and outstanding
	Number of shares
Shares with no par value: (1)
Common A shares(3) (5)	850,000,000	68,647,904
Common B shares(3) (5)	75,000,000	14,203,518
Preferred shares(4)	75,000,000	-
	1,000,000,000	82,851,422
(1)	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as detailed below.

(2)	Common shares and Preferred A, B, C, C-2, D, E and F:

Immediately prior to the completion of our initial public offering (the “IPO”), the Company affected a recapitalization comprised of the following steps (the “Recapitalization”):

i.	The automatic conversion of all of our issued and outstanding Preferred A, B, C, C-2, D, E and F shares into common shares on a one-for-one basis (the “Preferred Conversion”);

ii.	A two-for-one share split of our common shares (the “Share Split”);

iii.	The reclassification of all of our issued and outstanding common shares, after giving effect to the Preferred Conversion and the Share Split, into an equal number of common A shares (“Class A Common Shares” and the “Class A Reclassification”, respectively); and

iv.	The distribution of 36,483,122 of our common B shares (“Class B Common Shares”) to all holders of our Class A common shares as of the Class A Reclassification on a one-for-one basis.

(3)	Class A Common Shares and Class B Common Shares:

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion, and transferability, as detailed below.

Voting Rights Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, unless otherwise required by law.

i.	Class A Common Shares: Entitled to one (1) vote per share.

ii.	Class B Common Shares: Entitled to ten (10) votes per share.

iii.	Cumulative Voting: The Company’s Memorandum and Articles of Association do not provide for cumulative voting.

Conversion Rights Class A Common Shares are not convertible. Class B Common Shares are convertible into Class A Common Shares on a one-for-one basis as follows:

i.	Optional Conversion: Convertible at any time at the option of the holder.

ii.	Automatic Conversion on Transfer: Automatically converted upon any transfer, whether or not for value, unless the transfer is to a permitted transferee (e.g., family members, trusts, or affiliates under common control).

iii.	Automatic Conversion on Death/Incapacity: Automatically converted upon the death or incapacity of a natural person holder.
iv.	Mandatory Conversion: All Class B Common Shares will automatically convert into Class A Common Shares upon the earliest of:

a.	The date specified by a written consent or affirmative vote of holders of at least two thirds of the outstanding Class B Common Shares;

b.	The time at which the total number of issued and outstanding Class B Common Shares represents less than 15% of the total number of Class B Common Shares issued as of the date of the offering (calculated on a fully diluted basis); or

c.	The tenth (10th) anniversary of the closing of the offering.

Once converted into Class A Common Shares, Class B Common Shares may not be reissued.

Dividends and Distributions Class A Common Shares and Class B Common Shares shall be treated equally and ratably, on a per share basis with respect to any dividend or distribution paid or distributed by the Company.

Liquidation Rights In the event of liquidation, dissolution, or winding-up, holders of Class A Common Shares and Class B Common Shares are entitled to share equally and ratably in all assets remaining after payment of liabilities and any liquidation preferences applicable to outstanding preferred shares.

(4)	Preferred shares

Each series of our preferred shares shall have such designations, powers, preferences, rights, qualifications, limitations and restrictions as specified by our board of directors pursuant to resolutions approving the issuance of such series of preferred shares

(5)	SBT shares

The numbers above exclude 120,606 Class A Common Shares and 2,630,552 Class B Common Shares that have not yet been issued and will not be issued to SBT Venture Fund I (“SBT”) as long as SBT is subject to the sanctions restrictions, including Preferred F shares converted into an equal number of Class A Common Shares pursuant to the Recapitalization which were authorized but not issued to SBT, and which would have been entitled to distribution of Class B Common Shares upon the Class B Distribution.

Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital (there is no par value):

Number of Shares(*)

Balance as of January 1, 2023	67,553,230
Issuance of Preferred F shares in respect of conversion of Advanced Investment Agreement	6,392,084
Issuance of common shares in respect of asset acquisition (Deep)	31,000
Purchase of Treasury shares	(200,000)
Forfeited shares in respect of termination of Gatsby founder	(19,376)
Exercise of employees’ options into common shares	1,027,961
Balance as of December 31, 2023	74,784,899

Balance as of January 1, 2024	74,784,899
Issuance of common shares in respect of acquisition (Spaceship)	453,332
Issuance of common shares in respect of asset acquisition (Deep)	8,000
Exercise of employees’ options into common shares	229,959
Balance as of December 31, 2024	75,476,190

Balance as of January 1, 2025	75,476,190
Issuance of common shares in the IPO	7,749,961
Treasury share capital	(1,568,741)
Exercise of employees’ options into common shares	1,194,012
Balance as of December 31, 2025	82,851,422

*	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A).

Schedule of Fair Value of Share-Based Awards

The fair value of share-based awards, granted in 2025 and 2024, was estimated using the Black & Scholes option-pricing model with the following assumptions:

	December 31,
	2025	2024

Weighted average expected term (years)	5.43	5.44
Interest rate	4.44%	4.18%
Volatility	40.82%	39.25%
Dividend yield	0%	0%

The fair value of the ESPP, including awards granted in 2025, was estimated using a Monte Carlo simulation that incorporates the plan’s terms and conditions, based on the following assumptions:

December 31, 2025

Weighted average expected term (years)	0.50
Interest rate	3.70%
Volatility	44.69%
Ordinary share value (USD)	41.88
Dividend yield	0%

Schedule of Share-Based Payment Expense

The share-based payment expense was recorded in the statement of profit or loss as follows:

	Year ended December 31,
	2025	2024	2023

Research and development	8,943	4,017	6,336
Selling and marketing	1,717	1,409	2,303
General, administrative and operating	5,485	21,724	57,504
	16,145	27,150	66,143

Schedule of Changes in Outstanding Options

The changes in outstanding options were as follows(*):

	Year ended December 31,
	2025
	Number of options	Weighted average exercise price
Options at beginning of year	14,474,648	7.58
Granted	725,020	15.11
Exercised	(1,197,280)	7.50
Forfeited	(86,590)	19.04
Options outstanding at end of year	13,915,798	9.18
Options exercisable at end of year	12,317,036	8.02

	Year ended December 31,
	2024
	Number of options	Weighted average exercise price
Options at beginning of year	14,372,252	9.60
Granted	725,200	17.58
Exercised	(229,960)	3.86
Forfeited	(392,844)	18.28
Options outstanding at end of year	14,474,648	7.58
Options exercisable at end of year	12,537,644	6.35

	Year ended December 31,
	2023
	Number of options	Weighted average exercise price
Options at beginning of year	15,409,236	7.75
Granted	379,600	20.10
Exercised	(1,027,960)	2.50
Forfeited	(388,624)	17.26
Options outstanding at end of year	14,372,252	9.60
Options exercisable at end of year	11,004,004	7.13
*	Numbers of shares and USD weighted average exercise prices have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A)